Derivatives and Financial Instruments - Assets and Liabilities Measured at Fair Value (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-cash impairment charge of related to trade name intangibles	$ 60.7
Accumulated goodwill impairment losses	200.5	200.5
Water & Fluid Solutions | Residential Filtration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accumulated goodwill impairment losses		$ 200.5